Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Licenses
Licenses
Licenses

Year Ended December 31,	2014	2013
(Dollars in thousands)
Balance, beginning of year	$1,401,126	$1,456,794
Acquisitions	41,707	16,540
Divestitures	-	(59,419)
Transferred to Assets held for sale	(56,809)	(16,027)
Exchanges, net	55,780	-
Other	1,634	3,238
Balance, end of year	$1,443,438	$1,401,126

Goodwill
Goodwill
Goodwill

Year Ended December 31,	2014	2013
(Dollars in thousands)
Balance, beginning of year	$387,524	$421,743
Divestitures	(1,092)	(505)
Transferred to Assets held for sale	(16,281)	-
NY1 & NY2 Deconsolidation	-	(33,714)
Balance, end of year	$370,151	$387,524